Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 0	$ 0